Basis Of Presentation And Principles Of Consolidation	12 Months Ended
Dec. 31, 2011
Basis Of Presentation And Principles Of Consolidation [Abstract]
Basis Of Presentation And Principles Of Consolidation

2. Basis of presentation and principles of consolidation

     The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP") and include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has elected to report its consolidated financial statements in United States dollars ("$" or "US dollars").